Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	2016	2017	2018
Numerator :
Net loss from continuing operations	(81,508)	(75,694)	(75,088)
Net loss from discontinued operations	(5,060)	(14,977)	(3,612)
Total net loss	(86,568)	(90,671)	(78,700)
Net loss from continuing operations	(81,508)	(75,694)	(75,088)
Less: Accretions to pre-IPO preferred shares redemption value	(16,905)	(20,945)	(35,066)
Net loss attributable to TuanChe Limited's shareholders from continuing operations	(98,413)	(96,639)	(110,154)
Net loss attributable to TuanChe Limited's shareholders from discontinued operations	(5,060)	(14,977)	(3,612)
Denominator:
Weighted average number of ordinary shares outstanding, basic	89,423,362	94,870,580	121,938,427
Weighted average number of ordinary shares outstanding, diluted	89,423,362	94,870,580	121,938,427
Basic net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.10)	(1.02)	(0.90)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.10)	(1.02)	(0.90)
Basic net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.06)	(0.16)	(0.03)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.06)	(0.16)	(0.03)